TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry-forward	$ 41,781	$ 47,646
Reserves and allowances	8,916	9,682
Net deferred tax assets before valuation allowance	50,697	57,328
Less - Valuation allowance	(39,090)	(55,112)
Deferred tax asset	11,607	2,216
Deferred tax liability	(473)	(557)
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	7,849	1,141
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	3,758	1,075
Deferred tax liability	$ (473)	$ (557)